UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY         February 15, 2011
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $288,598
                                         (thousands)

List of Other Included Managers:  NONE

                                    TITLE OF                   VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS           CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMARIN CORPORATION PLC              SPONS ADR       023111106    627     76515             SOLE                  627
Analog Devices Inc                  COM             032654105    330      8750             SOLE                  330
APPLE INC                           COM             037833100   6354     19700             SOLE                 6354
ARMOUR RESIDENTIAL REIT INC         WTS             042315119     38    510197             SOLE                   38
ASPEN TECHNOLOGY INC                COM             045327103   1829    144000             SOLE                 1829
ATHEROS COMMUNICATIONS              COM             04743P108    198      5500             SOLE                  198
BELDEN CDT INC                      COM             077454106   3323     90260             SOLE                 3323
BMC SOFTWARE INC                    COM             055921100   4148     88000             SOLE                 4148
BROADCOM CORP                       CL A            111320107    653     15000             SOLE                  653
CALIX INC                           COM             13100M509    270     16000             SOLE                  270
Cavium Networks Inc                 COM             14965A101   2046     54300             SOLE                 2046
CHINA CABLECOM HOLDINGS LTD         SHS             G21176105    392    713096             SOLE                  392
CISCO SYSTEMS INC                   COM             17275R102    210     10400             SOLE                  210
COGNIZANT TECH SOLUTIONS            CL A            192446102   2910     39700             SOLE                 2910
COMPUTER SCIENCES CORP              COM             205363104   5321    107283             SOLE                 5321
CONCUR TECHNOLOGIES INC             COM             206708109   3656     70400             SOLE                 3656
CYPRESS SEMICONDUCTOR CORP          COM             232806109   3831    206200             SOLE                 3831
DELL INC                            COM             24702R101    157     11573             SOLE                  157
EMC CORP                            COM             268648102   4470    195200             SOLE                 4470
FAIRCHILD SEMICON INTERNATIO        COM             303726103    318     20350             SOLE                  318
FIRST BANCORP PUERTO RICO           COM             318672102      9     20585             SOLE                    9
HEARTLAND PAYMENT SYSTEMS IN        COM             42235N108   1197     77605             SOLE                 1197
IAC/INTERACTIVECORP                 COM             44919P300    187      6500             SOLE                  187
INDIA FUND INC                      COM             454089103  98762   2812941             SOLE                98762
INDIA FUND INC                      PUT             454089953  27945     26216             SOLE                27945
INGRAM MICRO INC-CL A               COM             457153104    241     12600             SOLE                  241
BARCLAYS BK PLC                     IPMS INDIA ETN  06739F291    381      4900             SOLE                  381
ISHARES TR                          DJ HOME CONSTN  464288752    601     45575             SOLE                  601
JUNIPER NETWORKS INC                COM             48203R104   3249     88000             SOLE                 3249
MAKEMYTRIP LTD                      SHS             V5633W109    230      8500             SOLE                  230
MEDTRONIC INC                       COM             585055106   4087       129             SOLE                 4087
MELLANOX TECHNOLOGIES LTD           COM             M51363113   4083    162000             SOLE                 4083
MICROSEMI CORP                      COM             595137100   3966    173200             SOLE                 3966
MOTOROLA INC                        COM             620076307   1738     45679             SOLE                 1738
MSCI INC                            COM             55354G100   4114    105600             SOLE                 4114
NCR CORPORATION                     COM             62886E108   1787    116250             SOLE                 1787
NETLOGIC MICROSYSTEMS INC           COM             64118B100   2772     94250             SOLE                 2772
NETWORK APPLIANCE INC               COM             64110D104   4419     80400             SOLE                 4419
NICE SYSTEMS LTD                    SPONS ADR       653656108   3071     88000             SOLE                 3071
NUVASIVE INC                        COM             670704105    437       237             SOLE                  437
NVIDIA CORPORATION                  COM             67066G104   1297     84250             SOLE                 1297
NXP SEMICONDUCTORS N V              COM             N6596X109    220     10500             SOLE                  220
OCLARO INC                          COM             67555N107    230     17500             SOLE                  230
ON SEMICONDUCTOR CORPORATION        COM             682189105   3233    327200             SOLE                 3233
ORACLE INC. COM                     COM             68389X105   5171    165200             SOLE                 5171
PETROLEO BRASILEIRO S.A.            SPONS ADR       71654V408    636     16800             SOLE                  636
PMC - SIERRA INC                    COM             69344F106   2397    279044             SOLE                 2397
POLYCOM INC                         COM             73172K104    624     16000             SOLE                  624
QUALCOMM INC                        COM             747525103   3002     60650             SOLE                 3002
QUANTA SERVICES INC                 COM             74762E102   2297    115300             SOLE                 2297
RADWARE LTD                         COM             M81873107   4726    126000             SOLE                 4726
RED HAT INC                         COM             756577102   2581     56540             SOLE                 2581
REPSOL YPF SA                       SPONS ADR       759955107      0     14555             SOLE                    0
SANMINA-SCI CORP                    COM             800907107    202     17600             SOLE                  202
SAP AG                              SPONS ADR       803054204    253      5000             SOLE                  253
SEAGATE TECHNOLOGY                  SHS             G7945M107   2684    178600             SOLE                 2684
SILICON LABORATORIES INC            COM             826919102   2743     59600             SOLE                 2743
SPDR S&P 500 ETF                    TR UNIT         78462F103   3329     26474             SOLE                 3329
STANDARD-PACIFIC CORP               COM             85375C101     27      5909             SOLE                   27
TALEO CORP                          CL A            87424N104   1504     54401             SOLE                 1504
TRIQUINT SEMICONDUCTOR INC          COM             89674K103    438     37500             SOLE                  438
ULTIMATE SOFTWARE GROUP INC         COM             90385D107   2645     54400             SOLE                 2645
VERIFONE HOLDINGS INC               COM             92342Y109   2005     52000             SOLE                 2005
VERINT SYS INC COM                  COM             92343X100  30011    946721             SOLE                30011
VMWare Inc                          CL A            928563402    378      4250             SOLE                  378
VOLTERRA SEMICONDUCTOR CORP         COM             928708106    232     10000             SOLE                  232
WESTERN DIGITAL CORP                COM             958102105   1822     53747             SOLE                 1822
WISDOMTREE TRUST                    INDIA ERNGS FD  97717W422   1320     50003             SOLE                 1320
XEROX CORP                          COM             984121103   6039    524200             SOLE                 6039
YAHOO! INC                          COM             984332106   2195    132000             SOLE                 2195